STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund

March 31, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8%
Argentina - .5%
Argentine Government, Bonds, Ser. POM, Argentina Blended Policy Rate	ARS	54.47	6/21/2020	95,945,000	[b,c]	2,444,374
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/2033	179,538,901	[d]	4,168,154
Buenos Aires Province, Sr. Unscd. Notes		9.13	3/16/2024	6,800,000	[e]	5,661,000
Buenos Aires Province, Unscd. Bonds, BADLAR +3.83%	ARS	50.20	5/31/2022	114,000,000	[b]	2,392,110
					14,665,638
Australia - .1%
Driver Australia Four Trust, Ser. 4, Cl. A, 1 Month BBSW +.95%	AUD	2.83	8/21/2025	664,080	[b]	471,471
Driver Australia Three Trust, Ser. 3, Cl. A, 1 Month BBSW +1.70%	AUD	3.58	5/21/2024	1,705,773	[b]	1,217,586
					1,689,057
Austria - .1%
Suzano Austria, Gtd. Notes		7.00	3/16/2047	4,130,000	[e]	4,615,275
Belgium - 2.3%
Belgium Government, Unscd. Bonds	EUR	1.60	6/22/2047	38,000,000		44,995,084
Belgium Government, Unscd. Bonds, Ser. 74	EUR	0.80	6/22/2025	22,900,000	[e]	27,099,301
					72,094,385
Canada - 5.4%
Bank of Nova Scotia, Gtd. Notes, Ser. EMTN	EUR	0.38	10/23/2023	6,940,000		7,915,358
BMW Canada Auto Trust, Ser. 2016-1, Cl. A3	CAD	1.87	4/20/2021	2,869,391		2,146,455
BMW Canada Auto Trust, Ser. 2017-1, Cl. A2	CAD	1.68	5/20/2020	1,408,000		1,052,015
BMW Canada Auto Trust, Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/2020	7,399,488	[e]	5,528,672
BMW Canada Auto Trust, Ser. 2018-1A, Cl. A3	CAD	2.82	4/20/2023	12,550,000	[e]	9,470,984
Canadian Government, Bonds	CAD	3.50	12/1/2045	18,360,000		18,241,571
Canadian Government Real Return Bond, Bonds	CAD	0.50	12/1/2050	16,136,617	[d]	12,216,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Canada - 5.4% (continued)
Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Cl. A4		2.29	1/19/2022	6,275,000	[e]	6,237,336
CNH Capital Canada Receivables Trust, Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/2023	6,360,861	[e]	4,735,078
Export Development Canada, Sr. Unscd. Notes	CAD	1.80	9/1/2022	12,700,000		9,528,112
Ford Auto Securitization Trust, Ser. 2015-R4, Cl. A3	CAD	2.00	11/15/2020	3,978,126		2,973,882
Ford Auto Securitization Trust, Ser. 2017-R2, Cl. A2	CAD	1.42	4/15/2021	5,208,768		3,884,310
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/2023	4,550,000	[e]	3,404,797
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	8,175,000	[e]	6,158,029
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	10,425,000	[e]	7,877,317
GMF Canada Leasing Trust, Ser. 17-1A, Cl. A3	CAD	2.47	9/20/2022	6,275,000	[e]	4,700,932
Golden Credit Card Trust, Ser. 2018-4A, Cl. A		3.44	10/15/2025	8,500,000	[e]	8,724,169
Master Credit Card Trust II, Ser. 2018-1A, Cl. A, 1 Month LIBOR +.49%		2.97	7/21/2024	10,950,000	[b,e]	10,924,665
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	8,405,000	[e]	6,324,490
MBARC Credit Canada, Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/2023	9,025,000	[e]	6,798,786
Province of Ontario Canada, Sr. Unscd. Notes	CAD	2.65	2/5/2025	10,500,000		8,090,897
Silver Arrow Canada, Ser. 2018-1A, Cl. A3	CAD	3.17	8/15/2025	14,450,000	[e]	10,991,342
Teck Resources, Gtd. Notes		6.25	7/15/2041	1,870,000		2,003,626
Trillium Credit Card Trust II, Ser. 2018-2A, Cl. A, 1 Month LIBOR +.35%		2.83	9/26/2023	11,300,000	[b,e]	11,297,833
					171,226,836
Cayman Islands - .7%
Alibaba Group Holding, Sr. Unscd. Notes		3.40	12/6/2027	5,045,000		4,961,797
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	2,045,000		2,332,807
CK Hutchison Finance 16 II, Gtd. Bonds	EUR	0.88	10/3/2024	5,185,000		5,840,708
Sands China, Sr. Unscd. Notes		4.60	8/8/2023	8,900,000		9,195,982
					22,331,294

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 97.8% (continued)
Chile - .4%
Chilean Government, Bonds	CLP	4.50	3/1/2021	8,890,000,000	13,338,062
Colombia - .5%
Colombian Government, Sr. Unscd. Bonds		4.00	2/26/2024	8,800,000	9,083,888
Colombian Government, Sr. Unscd. Notes		4.50	3/15/2029	6,450,000	6,820,875
					15,904,763
Cyprus - .5%
Cyprus Government, Sr. Unscd. Notes	EUR	4.25	11/4/2025	12,150,000	16,447,671
Egypt - .1%
Egyptian Government, Sr. Unscd. Notes		6.13	1/31/2022	2,800,000	2,838,744
Egyptian Government, Sr. Unscd. Notes		6.20	3/1/2024	1,550,000	[e] 1,570,699
					4,409,443
France - .7%
AXA, Sub. Notes	EUR	5.25	4/16/2040	3,500,000	4,131,948
Credit Agricole Home Loan SFH, Sr. Scd. Notes	EUR	0.05	8/29/2022	700,000	790,005
Credit Agricole Home Loan SFH, Sr. Scd. Notes, Ser. EMTN	EUR	1.25	3/24/2031	6,700,000	7,981,407
French Government, Unscd. Bonds	EUR	2.00	5/25/2048	7,050,000	[e] 9,268,920
					22,172,280
Germany - 3.7%
Allianz, Jr. Sub. Bonds	EUR	3.38	9/18/2024	3,100,000	3,724,524
Allianz, Sub. Notes	EUR	5.63	10/17/2042	4,300,000	5,625,441
Deutsche Bundesrepublik, Bonds	EUR	0.10	4/15/2026	74,183,688	[d] 92,293,703
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	EUR	0.38	4/23/2030	14,680,000	16,393,813
					118,037,481
Ghana - .2%
Ghanaian Government, Sr. Unscd. Bonds		7.88	3/26/2027	3,500,000	3,540,358
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/2026	1,325,000	1,363,094
					4,903,452
Greece - .9%
Greek Government, Bonds	EUR	3.90	1/30/2033	15,225,000	16,685,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Greece - .9% (continued)
Greek Government, Sr. Unscd. Bonds	EUR	3.45	4/2/2024	4,600,000		5,362,840
Greek Government, Sr. Unscd. Bonds	EUR	3.88	3/12/2029	5,900,000		6,697,844
					28,746,280
Hungary - .5%
Hungarian Government, Sr. Unscd. Bonds	EUR	1.25	10/22/2025	6,840,000		7,966,062
Hungarian Government, Sr. Unscd. Bonds	EUR	1.75	10/10/2027	7,175,000		8,605,492
					16,571,554
Indonesia - .6%
Indonesia Asahan Aluminium Persero, Sr. Unscd. Notes		5.23	11/15/2021	3,650,000	[e]	3,801,176
Indonesian Government, Sr. Unscd. Notes	EUR	3.75	6/14/2028	6,900,000		8,979,787
Indonesian Government, Sr. Unscd. Notes		4.35	1/11/2048	4,900,000	[c]	4,836,702
					17,617,665
Ireland - .4%
AerCap Ireland Capital, Gtd. Notes		4.50	5/15/2021	4,550,000		4,650,690
AerCap Ireland Capital, Gtd. Notes		5.00	10/1/2021	2,000,000		2,076,443
Irish Government, Bonds	EUR	2.00	2/18/2045	2,150,000		2,754,168
Shire Acquisitions Investments Ireland, Gtd. Notes		2.40	9/23/2021	3,200,000		3,164,952
					12,646,253
Israel - .1%
Israeli Government, Bonds, Ser. 327	ILS	2.00	3/31/2027	12,975,000		3,679,701
Italy - 2.7%
Intesa Sanpaolo, Gtd. Notes	EUR	1.38	12/18/2025	6,500,000		7,725,277
Italian Government, Bonds	EUR	0.95	3/15/2023	48,600,000		53,796,226
Italian Government, Unscd. Bonds	EUR	4.00	2/1/2037	18,300,000	[e]	22,936,804
					84,458,307
Ivory Coast - .2%
Ivory Coast Government, Sr. Unscd. Bonds	EUR	5.13	6/15/2025	1,600,000	[e]	1,837,750
Ivory Coast Government, Sr. Unscd. Notes	EUR	5.25	3/22/2030	5,340,000	[e]	5,742,333
					7,580,083

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Japan - 17.9%
Development Bank of Japan, Govt. Gtd. Bonds	JPY	1.70	9/20/2022	325,000,000		3,112,704
Development Bank of Japan, Govt. Gtd. Notes		3.13	9/6/2023	10,560,000	[e]	10,793,534
Japan Bank for International Cooperation, Govt. Gtd. Notes		3.38	10/31/2023	21,350,000		22,053,772
Japanese Government, Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/2021	5,874,750,000		53,339,316
Japanese Government, Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/2036	7,625,650,000		70,841,208
Japanese Government, Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/2024	6,178,221,000	[d]	57,573,461
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/2025	6,263,075,100	[d]	58,364,197
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	3,611,292,650	[d]	33,880,918
Japanese Government, Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/2027	6,724,369,240	[d]	63,299,959
Japanese Government, Sr. Unscd. Bonds, Ser. 23	JPY	0.10	3/10/2028	9,653,700,551	[d]	90,918,818
Japanese Government, Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/2044	1,013,000,000		11,896,265
Japanese Government, Sr. Unscd. Bonds, Ser. 59	JPY	0.70	6/20/2048	4,285,000,000		40,780,650
Japanese Government, Sr. Unscd. Bonds, Ser. 61	JPY	0.70	12/20/2048	3,200,000,000		30,399,423
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A2A		2.30	5/11/2020	39,530	[e]	39,619
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	3,560,000	[e]	3,590,520
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	2,330,000	[e]	2,318,355
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	8,430,000	[e]	8,412,221
OSCAR US Funding Trust VIII, Ser.2018-1A, Cl. A4		3.50	5/12/2025	7,750,000	[e]	7,898,087
					569,513,027
Kazakhstan - .4%
Kazakhstan Government, Sr. Unscd. Notes	EUR	1.55	11/9/2023	8,000,000		9,271,910
KazMunayGas National Co., Sr. Unscd. Notes		6.38	10/24/2048	4,290,000		4,702,175
					13,974,085
Kenya - .1%
Kenyan Government, Sr. Unscd. Notes		7.25	2/28/2028	4,650,000	[e]	4,708,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Luxembourg - .3%
E-Carat, Ser. 2016-1, Cl. A, 1 Month EURIBOR + .45% @ Floor	EUR	0.08	10/18/2024	1,949,929	[b]	2,190,032
Gaz Capital, Sr. Unscd. Bonds	EUR	2.50	3/21/2026	4,150,000		4,648,326
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	2,000,000		2,348,545
					9,186,903
Mexico - .9%
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	3,950,000		3,401,938
Mexican Government, Bonds, Ser. M20	MXN	7.50	6/3/2027	164,000,000		8,189,502
Petroleos Mexicanos, Gtd. Notes		4.63	9/21/2023	8,060,000		7,959,331
Petroleos Mexicanos, Gtd. Notes		5.50	1/21/2021	7,660,000		7,805,540
					27,356,311
Netherlands - 3.1%
ABN AMRO Bank, Gtd. Bonds	EUR	0.88	1/14/2026	9,200,000		10,823,927
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/2028	3,700,000		4,430,981
ABN AMRO Bank, Sub. Notes		4.75	7/28/2025	5,100,000	[e]	5,306,269
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/2026	6,180,000		7,222,176
Equate Petrochemical, Gtd. Notes		3.00	3/3/2022	5,295,000		5,232,482
Globaldrive Auto Receivables, Ser. 2016-A, Cl. A, 1 Month EURIBOR +.37% @ Floor	EUR	0.00	1/20/2024	1,060,102	[b]	1,190,023
Globaldrive Auto Receivables, Ser. 2016-B, Cl. A, 1 Month EURIBOR +.50% @ Floor	EUR	0.13	8/20/2024	5,415,698	[b]	6,091,176
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/2023	1,400,000		1,634,402
ING Bank, Gtd. Notes	EUR	0.88	4/11/2028	6,400,000		7,465,937
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	2,500,000		2,972,077
Petrobras Global Finance, Gtd. Notes		6.90	3/19/2049	6,100,000		6,047,540
SABIC Capital II, Gtd. Bonds		4.00	10/10/2023	10,200,000	[e]	10,428,021
Schaeffler Finance, Sr. Scd. Notes		4.75	5/15/2023	3,375,000	[e]	3,420,563

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Netherlands - 3.1% (continued)
VEON Holdings, Sr. Unscd. Notes		3.95	6/16/2021	8,050,000		7,957,103
Vonovia Finance, Gtd. Notes	EUR	1.63	12/15/2020	9,000,000		10,385,195
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	6,100,000		7,114,240
					97,722,112
New Zealand - 3.0%
New Zealand Government, Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/2025	121,358,000	[d]	96,825,819
Nigeria - .1%
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/2027	4,100,000	[e]	4,062,251
Norway - .2%
Norwegian Government, Bonds, Ser. 474	NOK	3.75	5/25/2021	61,700,000	[e]	7,528,975
Panama - .3%
Panamanian Government, Sr. Unscd. Bonds		4.00	9/22/2024	7,932,000		8,304,804
Peru - .2%
Peruvian Government, Sr. Unscd. Bonds	PEN	5.94	2/12/2029	20,455,000	[c,e]	6,498,249
Philippines - .2%
Philippine Government, Sr. Unscd. Bonds		3.75	1/14/2029	5,500,000		5,755,260
Qatar - .4%
Qatari Government, Sr. Unscd. Notes		3.38	3/14/2024	11,500,000		11,625,810
Romania - .2%
Romanian Government, Sr. Unscd. Notes	EUR	2.50	2/8/2030	7,150,000	[e]	7,830,226
Russia - .5%
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/2028	1,100,000,000		15,647,527
Senegal - .3%
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/2028	1,700,000	[e]	1,889,269
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/2028	8,075,000		8,974,027
					10,863,296
Slovenia - .5%
Slovenia Government, Unscd. Bonds	EUR	1.19	3/14/2029	13,385,000		15,738,659
South Africa - .5%
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/2026	200,000,000		15,301,395

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
South Korea - .9%
Korea Development Bank, Sr. Unscd. Notes		3.00	3/19/2022	2,630,000		2,647,087
Korea Treasury Bond, Sr. Unscd. Bonds	KRW	2.00	3/10/2049	8,000,000,000		7,238,608
Korea Treasury Bond, Sr. Unscd. Bonds	KRW	2.38	12/10/2028	20,200,000,000		18,637,903
					28,523,598
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria, Sub. Notes	EUR	3.50	4/11/2024	10,000,000		11,227,809
Driver Espana Three Trust, Ser. 3, Cl. A, 1 Month EURIBOR +1.05% @ Floor	EUR	0.68	12/21/2026	1,199,156	[b]	1,351,090
Spanish Government, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	27,490,000	[e]	35,509,162
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/2025	5,300,000	[c]	6,235,036
					54,323,097
Sri Lanka - .2%
Sri Lankan Government, Sr. Unscd. Notes		6.25	10/4/2020	3,025,000		3,077,444
Sri Lankan Government, Sr. Unscd. Notes		6.85	3/14/2024	2,825,000		2,887,449
					5,964,893
Supranational - 6.0%
African Export-Import Bank, Sr. Unscd. Notes, Ser. EMTN		5.25	10/11/2023	7,500,000		7,843,350
Arab Petroleum Investments, Sr. Unscd. Notes		4.13	9/18/2023	9,760,000	[e]	10,081,973
Asian Development Bank, Sr. Unscd. Notes	NZD	3.50	5/30/2024	12,575,000		9,122,622
Corp Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	8,250,000		8,290,837
European Investment Bank, Sr. Unscd. Bonds	CAD	1.25	11/5/2020	15,050,000	[e]	11,183,523
European Investment Bank, Sr. Unscd. Notes	EUR	0.63	1/22/2029	14,035,000		16,184,114
European Investment Bank, Sr. Unscd. Notes	CAD	1.13	9/16/2021	8,500,000	[e]	6,276,999
European Investment Bank, Sr. Unscd. Notes	AUD	2.70	1/12/2023	17,225,000		12,614,114
European Union, Gtd. Notes	EUR	1.38	10/4/2029	25,500,000		31,496,181
International Bank for Reconstruction & Development, Sr. Unscd. Notes		1.88	4/21/2020	4,500,000		4,474,207

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Supranational - 6.0% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	3.50	1/22/2021	50,675,000		35,535,441
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	951,180,000		13,388,262
Nordic Investment Bank, Sr. Unscd. Notes	NOK	1.38	7/15/2020	215,000,000		24,930,996
West African Development Bank, Sr. Unscd. Notes		5.00	7/27/2027	895,000		895,448
					192,318,067
Sweden - .2%
Skandinaviska Enskilda Banken, Sr. Scd. Bonds	EUR	0.15	2/11/2021	6,300,000		7,124,805
Switzerland - .3%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/2028	8,725,000	[e]	8,839,949
Thailand - .3%
Thai Government, Sr. Unscd. Bonds	THB	2.13	12/17/2026	257,000,000		7,986,776
Turkey - .3%
Turkish Government, Sr. Unscd. Bonds	EUR	4.63	3/31/2025	2,850,000		3,109,563
Turkish Government, Sr. Unscd. Notes		7.50	11/7/2019	7,950,000		8,002,438
					11,112,001
Ukraine - .1%
Ukrainian Government, Sr. Unscd. Notes, Ser. GDP		0.00	5/31/2040	7,250,000		4,644,676
United Arab Emirates - .3%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	4,650,000	[e]	4,809,188
DP World, Sr. Unscd. Notes		6.85	7/2/2037	4,040,000		4,872,822
					9,682,010
United Kingdom - 4.5%
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	2,675,000		2,772,670
Barclays, Sr. Unscd. Notes		4.97	5/16/2029	8,125,000		8,413,572
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	6,900,000		7,480,690
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%		3.47	12/22/2069	7,000,000	[b,e]	7,025,007
Lloyds Banking Group, Sr. Unscd. Notes		3.10	7/6/2021	4,000,000		4,003,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United Kingdom - 4.5% (continued)
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/2027	8,500,000		8,374,803
Penarth Master Issuer, Ser. 2018-2A, Cl. A1, 1 Month LIBOR +.45%		2.93	9/18/2022	7,800,000	[b,e]	7,780,601
Royal Bank of Scotland Group, Sr. Unscd. Notes		3.88	9/12/2023	15,725,000		15,805,244
Santander UK Group Holdings, Sr. Unscd. Notes		3.57	1/10/2023	6,525,000		6,518,245
United Kingdom Gilt, Bonds	GBP	1.50	7/22/2047	10,355,000		13,311,540
United Kingdom Gilt, Bonds	GBP	3.25	1/22/2044	35,550,000		62,249,466
					143,735,260
United States - 33.3%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/2026	1,616,000		1,680,542
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/2024	3,950,000		4,576,915
AbbVie, Sr. Unscd. Notes		2.50	5/14/2020	3,200,000		3,190,986
AEP Transmission, Sr. Unscd. Notes		3.10	12/1/2026	3,680,000		3,645,577
Amazon.com, Sr. Unscd. Notes		3.15	8/22/2027	11,875,000		11,984,784
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/1/2036	4,179,149	[e]	4,284,323
American International Group, Sr. Unscd. Notes		4.20	4/1/2028	5,800,000		5,901,980
Americredit Automobile Receivables Trust, Ser. 2016- 4, Cl. D		2.74	12/8/2022	3,300,000		3,286,184
Americredit Automobile Receivables Trust, Ser. 2018-1, Cl. C		3.50	1/18/2024	8,375,000		8,493,533
Amgen, Sr. Unscd. Notes		3.88	11/15/2021	3,200,000		3,287,875
Andeavor Logistics, Gtd. Notes		3.50	12/1/2022	2,175,000		2,199,610
Anheuser-Busch InBev Worldwide, Gtd. Notes		4.00	4/13/2028	9,310,000		9,470,702
Apple, Sr. Unscd. Notes		3.25	2/23/2026	8,895,000		9,067,196
Aventura Mall Trust, Ser. 2013-AVM, Cl. A		3.74	12/1/2032	2,305,000	[e]	2,332,383
BANK, Ser. 2018-BN13, Cl. A5		4.22	8/1/2061	3,300,000		3,565,556

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United States - 33.3% (continued)
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	3,375,000		3,382,374
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	8,900,000		9,097,007
Barclays Commercial Mortgage Securities Trust, Ser. 2013-TYSN, Cl. A2	3.76	9/1/2032	1,245,000	[e]	1,258,279
BAT Capital, Gtd. Notes	2.30	8/14/2020	3,200,000		3,169,270
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PWR10, Cl. AJ	5.59	12/1/2040	201,199		207,220
Becton Dickinson and Co., Sr. Unscd. Notes	2.40	6/5/2020	3,200,000		3,177,999
BF 2019-NYT Mortgage Trust, Ser. 2019-NYT, Cl. A	3.68	11/15/2035	7,500,000	[e]	7,533,519
Boeing, Sr. Unscd. Notes	2.80	3/1/2024	2,065,000		2,069,917
Boeing, Sr. Unscd. Notes	3.20	3/1/2029	1,280,000		1,280,628
Branch Banking & Trust, Sub. Notes	3.63	9/16/2025	7,850,000		8,034,707
Brooklyn Union Gas, Sr. Unscd. Notes	3.87	3/4/2029	8,600,000		8,879,030
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A	3.55	12/15/2037	6,350,000	[e]	6,370,828
CarMax Auto Owner Trust, Ser. 2015-2, Cl. D	3.04	11/15/2021	1,000,000		1,000,151
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D	3.37	7/15/2024	1,360,000		1,361,923
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/2024	1,710,000	[e]	1,791,413
CCUBS Commercial Mortgage Trust, Ser. 2017-C1, Cl. A4	3.54	11/1/2050	7,326,000		7,481,903
Celgene, Sr. Unscd. Notes	2.88	8/15/2020	3,200,000		3,203,161
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	3,935,000		4,038,294
Chrysler Capital Auto Receivables Trust, Ser. 2015-AA, Cl. D	3.15	1/18/2022	3,100,000	[e]	3,101,042
Chrysler Capital Auto Receivables Trust, Ser. 2015-BA, Cl. C	3.26	4/15/2021	3,500,000	[e]	3,504,115
Cigna, Gtd. Notes	3.40	9/17/2021	3,200,000		3,235,581
Citizens Bank, Sr. Unscd. Notes	2.25	3/2/2020	7,775,000		7,740,436

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United States - 33.3% (continued)
CNH Equipment Trust, Ser. 2018-A, Cl. A4		3.30	4/15/2025	4,200,000		4,278,599
Colony Starwood Homes Trust, Ser. 2016-2A, Cl. A, 1 Month LIBOR +1.25%		3.73	12/17/2033	7,397,523	[b,e]	7,404,259
Comcast, Gtd. Notes		3.70	4/15/2024	7,000,000		7,236,814
Commercial Mortgage Trust, Ser. 2013-WWP, Cl. B		3.73	3/1/2031	1,225,000	[e]	1,271,375
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A3		3.78	4/1/2047	9,000,000		9,338,871
Conagra Brands, Sr. Unscd. Notes		3.80	10/22/2021	3,200,000		3,260,865
Concho Resources, Gtd. Notes		3.75	10/1/2027	3,750,000		3,726,339
Consumer Loan Underlying Bond Credit Trust, Ser. 2017-P1, Cl. A		2.42	9/15/2023	396,243	[e]	396,063
Cox Communications, Sr. Unscd. Notes		3.35	9/15/2026	3,250,000	[e]	3,172,639
Crown Castle International, Sr. Unscd. Notes		3.15	7/15/2023	3,150,000		3,150,294
CVS Health, Sr. Unscd. Notes		2.80	7/20/2020	3,200,000		3,197,685
CVS Health, Sr. Unscd. Notes		4.30	3/25/2028	10,200,000		10,354,161
Daimler Finance North America, Gtd. Notes		1.50	7/5/2019	8,225,000	[e]	8,197,861
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B		2.47	10/24/2022	2,525,000	[e]	2,514,115
Dell Equipment Finance Trust, Ser. 2018-1, Cl. B		3.34	6/22/2023	2,090,000	[e]	2,107,458
Dell Equipment Finance Trust, Ser. 2018-2, Cl. B		3.55	10/22/2023	3,700,000	[e]	3,756,034
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	4,200,000	[e]	4,281,000
Dell International, Sr. Scd. Notes		6.02	6/15/2026	4,650,000	[e]	5,005,788
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	5,814,000		6,959,106
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	2,050,000		2,046,647
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. C		3.02	11/15/2021	4,104,308	[e]	4,106,154
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. D		4.18	3/15/2024	8,000,000	[e]	8,103,150
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		3.22	3/15/2023	13,050,000		13,085,564

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United States - 33.3% (continued)
Drive Auto Receivables Trust, Ser. 2018-2, Cl. C	3.63	8/15/2024	8,950,000		9,011,955
DT Auto Owner Trust, Ser. 2018-1A, Cl. B	3.04	1/18/2022	8,300,000	[e]	8,304,495
DT Auto Owner Trust, Ser. 2018-2A, Cl. C	3.67	3/15/2024	8,925,000	[e]	8,987,304
Duke Energy, Sr. Unscd. Notes	2.65	9/1/2026	2,800,000		2,670,964
Energy Transfer Operating, Gtd. Notes	4.20	4/15/2027	2,050,000		2,062,766
Energy Transfer Operating, Gtd. Notes	4.50	4/15/2024	2,000,000	[c]	2,090,748
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	2,700,000		2,902,452
Energy Transfer Operating, Jr. Sub. Notes, Ser. A	6.25	2/15/2023	1,795,000		1,698,923
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	5,353,157	[e]	5,326,945
Exeter Automobile Receivables Trust, Ser. 2018-3A, Cl. B	3.46	10/17/2022	9,900,000	[e]	9,951,068
Fannie Mae Grantor Trust, Ser. 2017-T1, Cl. A	2.90	6/1/2027	7,690,368		7,640,476
Federal Home Loan Mortgage Corporation , Multifamily Structured Pass Through Certificates, Ser. K087, Cl. A2	3.77	12/1/2028	7,100,000	[f]	7,581,172
Federal Home Loan Mortgage Corporation , Multifamily Structured Pass Through Certificates, Ser. K088, Cl. A2	3.69	1/1/2029	7,800,000	[f]	8,284,736
Federal Home Loan Mortgage Corporation , Multifamily Structured Pass Through Certificates, Ser. K159, Cl. A2	3.95	11/1/2030	5,140,000	[f]	5,524,813
Federal Home Loan Mortgage Corporation , Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2	3.37	7/1/2025	6,365,000	[f]	6,515,322
Federal Home Loan Mortgage Corporation , Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW	2.94	8/25/2025	4,000,000	[f]	3,969,302
First Data, Scd. Notes	5.75	1/15/2024	1,695,000	[e]	1,749,240
Flagstar Mortgage Trust, Ser. 2017-1, Cl. 1A5	3.50	3/25/2047	7,625,795	[e]	7,645,157
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. EFX	3.38	12/1/2034	3,620,000	[e]	3,586,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United States - 33.3% (continued)
General Electric, Jr. Sub. Debs., Ser. D	5.00	1/21/2021	12,065,000		11,262,979
General Motors Financial, Gtd. Notes	2.35	10/4/2019	9,650,000		9,627,226
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,185,000		2,135,838
GM Financial Automobile Leasing Trust, Ser. 2018-2, Cl. C	3.50	4/20/2022	5,710,000		5,738,713
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. B	3.48	7/20/2022	4,715,000		4,752,657
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C	3.70	7/20/2022	7,960,000		8,034,493
Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	4,200,000		4,162,332
Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	4,200,000		4,167,253
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/1/2049	4,200,000		4,183,593
HCA, Gtd. Notes	5.88	2/1/2029	1,625,000		1,752,888
HCA, Sr. Scd. Notes	6.50	2/15/2020	2,143,000		2,206,053
Hertz Fleet Lease Funding, Ser. 2018-1, Cl. A2	3.23	5/10/2032	8,800,000	[e]	8,820,092
Hyundai Auto Receivables Trust, Ser. 2015-A, Cl. C	1.98	7/15/2020	734,226		733,927
InTown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A	3.18	1/15/2033	3,750,000	[e]	3,730,943
InTown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B	3.53	1/15/2033	2,750,000	[e]	2,724,531
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +1.00%	3.48	7/17/2037	6,930,262	[b,e]	6,928,887
Jackson National Life Global Funding, Scd. Notes	3.30	2/1/2022	5,885,000	[e]	5,968,918
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-C16, Cl. A3	3.88	12/1/2046	4,000,000		4,171,186
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	9,610,000		9,638,016
Keurig Dr Pepper, Gtd. Notes	3.55	5/25/2021	3,200,000	[e]	3,236,059
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	2,500,000	[e]	2,573,969
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +.90%	3.58	11/25/2036	6,620	[b]	6,625

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United States - 33.3% (continued)
Kinder Morgan, Gtd. Notes		4.30	6/1/2025	1,950,000		2,036,262
Kraft Heinz Foods, Gtd. Notes	EUR	2.00	6/30/2023	5,300,000		6,218,770
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/2028	6,825,000		7,847,771
Kubota Credit Owner Trust, Ser. 2016-1A, Cl. A3		1.50	7/15/2020	1,857,498	[e]	1,850,394
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4		3.21	1/15/2025	17,600,000	[e]	17,835,703
Marsh & Mclennan Cos., Sr. Unscd. Bonds	EUR	1.98	3/21/2030	5,050,000		5,809,064
McDonald's, Sr. Unscd. Notes		2.20	5/26/2020	3,200,000		3,184,815
Mercedes-Benz Auto Lease Trust, Ser. 2019-A, Cl. A4		3.25	10/15/2024	4,000,000		4,034,516
Metropolitan Life Global Funding I, Sr. Scd. Notes		3.00	9/19/2027	5,475,000	[e]	5,374,131
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	3,070,000	[e]	3,181,288
Morgan Stanley, Sr. Unscd. Notes		4.00	7/23/2025	3,450,000		3,556,386
Morgan Stanley Capital I Trust, Ser. 2019-L2, Cl. A3		3.81	3/15/2052	9,750,000		10,209,790
Navient Private Education Refi Loan Trust, Ser. 2019-A, Cl. A1		3.03	1/15/2043	4,635,000	[e]	4,657,087
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/2027	6,675,000		6,651,283
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. A		3.19	3/18/2026	338,673	[e]	339,159
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. B		3.85	3/18/2026	3,250,000	[e]	3,261,079
OSCAR US Funding Trust V, Ser. 2016-2A, Cl. A3		2.73	12/15/2020	5,392,230	[e]	5,387,997
Pfizer, Sr. Unscd. Notes		2.95	3/15/2024	3,125,000		3,167,997
Pfizer, Sr. Unscd. Notes		3.45	3/15/2029	1,400,000		1,438,969
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	1,077,000	[e]	1,133,543
Prosper marketplace Issuance Trust, Ser. 2018-2A, Cl. A		3.35	10/15/2024	6,004,220	[e]	6,013,065
Prosper Marketplace Issuance Trust, Ser. 2017-3A, Cl. A		2.36	11/15/2023	1,074,453	[e]	1,073,730
Prudential Financial, Sr. Unscd. Notes		4.50	11/15/2020	4,000,000		4,113,712

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United States - 33.3% (continued)
Prudential Financial, Sr. Unscd. Notes	5.38	6/21/2020	2,200,000		2,271,599
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/2024	1,610,000	[e]	1,661,520
RMF Buyout Issuance Trust, Ser. 2018-1, Cl. A	3.44	11/25/2028	2,619,068	[e]	2,621,792
Santander Drive Auto Receivables Trust, Ser. 2015-5, Cl. D	3.65	12/15/2021	886,000		890,446
Santander Drive Auto Receivables Trust, Ser. 2018-2, Cl. C	3.35	7/17/2023	5,000,000		5,026,780
Santander Drive Auto Receivables Trust, Ser. 2018-3, Cl. C	3.51	8/15/2023	8,425,000		8,477,619
SASOL Financing USA, Gtd. Notes	5.88	3/27/2024	7,600,000		8,068,407
Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T	4.50	6/1/2057	6,550,858		6,792,421
Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D	4.00	3/1/2058	8,171,071		8,397,492
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/1/2058	11,225,000		11,420,740
Seasoned Loans Structured Transaction, Ser. 2018-2, Cl. A1	3.50	11/1/2028	10,563,184		10,799,138
SoFi Consumer Loan Program Trust, Ser. 2016-3, Cl. A	3.05	12/26/2025	251,762	[e]	251,884
Southern Co., Sr. Unscd. Notes	3.25	7/1/2026	9,275,000		9,109,468
Springleaf Funding Trust, Ser. 2015-AA, Cl. A	3.16	11/15/2024	1,151,276	[e]	1,151,394
Springleaf Funding Trust, Ser. 2016-AA, Cl. A	2.90	11/15/2029	9,176,415	[e]	9,164,347
Sprint Communications, Sr. Unscd. Notes	7.00	8/15/2020	1,455,000		1,505,925
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	8,375,000	[e]	8,490,156
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	3.43	1/17/2035	18,332,469	[b,e]	18,328,909
Sunoco Logistics Partners Operations, Gtd. Notes	4.00	10/1/2027	5,550,000		5,514,131
Targa Resources Partners, Gtd. Bonds	5.13	2/1/2025	1,705,000		1,747,625
Tenet Healthcare, Scd. Notes	6.25	2/1/2027	1,621,000	[e]	1,683,814

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United States - 33.3% (continued)
Tesla Auto Lease Trust, Ser. 2018-B, Cl. A		3.71	8/20/2021	6,261,319	[e]	6,334,806
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A		2.59	11/1/2033	13,083,490	[e]	12,927,078
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A		2.93	1/1/2036	8,279,178	[e]	8,200,483
U.S. Treasury Bonds		3.38	11/15/2048	133,820,000		149,306,006
United Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/2030	2,775,000		3,331,002
Visa, Sr. Unscd. Notes		2.20	12/14/2020	9,250,000		9,211,979
Walt Disney, Gtd. Notes		3.70	10/15/2025	2,600,000		2,701,224
Wells Fargo & Co., Sr. Unscd. Notes		3.00	4/22/2026	6,125,000		5,995,846
Western Midstream Operating, Sr. Unscd. Notes		4.50	3/1/2028	2,450,000		2,434,037
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. C		3.50	1/16/2024	8,575,000	[e]	8,608,751
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C		2.92	5/15/2023	5,150,000	[e]	5,146,642
Federal Home Loan Mortgage Corporation
2.50%, 1/1/29				7,681,103	[f]	7,685,486
3.50%, 11/1/47				15,612,347	[f]	15,879,577
Federal National Mortgage Association
4.00%				65,200,000	[f,g]	67,018,468
3.50%, 8/1/56				7,854,098	[f]	7,951,224
4.00%, 9/1/42-1/1/57				14,905,801	[f]	15,427,938
Government National Mortgage Association
4.36%, 7/1/62				671,389		676,788
4.39%, 1/1/63				5,570,305		5,632,954
					1,063,121,904
Total Bonds and Notes (cost $3,093,966,662)				3,118,955,722
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .1%
Call Options - .0%
Euro, Contracts 28,010,000 Citigroup	EUR	1.16	9/19/2019	28,010,000		269,877
Euro, Contracts 28,000,000 Morgan Stanley	EUR	1.15	9/3/2019	28,000,000		293,666
New Zealand Dollar Cross Currency, Contracts 11,200,000 J.P. Morgan Securities	AUD	1.08	5/24/2019	11,200,000		5,515

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1% (continued)
Call Options - .0% (continued)
Turkish Lira, Contracts 32,000,000 J.P. Morgan Securities		5.70	4/24/2019	32,000,000		1,383,715
					1,952,773
Put Options - .1%
10 Year U.S. Treasury Note, Contracts 1,272		124.00	5/24/2019	127,200,000		795,000
Brazilian Real, Contracts 7,800,000 UBS Securities		3.65	8/22/2019	7,800,000		55,693
Brazilian Real, Contracts 31,500,000 Morgan Stanley		3.70	9/12/2019	31,500,000		342,915
British Pound Cross Currency, Contracts 7,100,000 Goldman Sachs	EUR	0.87	5/23/2019	7,100,000		137,738
Indian Rupee, Contracts 7,930,000 Barclays Capital		70.00	8/9/2019	7,930,000		113,340
Japanese Yen, Contracts 31,500,000 Barclays Capital		109.54	9/10/2019	31,500,000		572,675
Mexican Peso, Contracts 15,660,000 Citigroup		19.00	8/12/2019	15,660,000		135,849
Polish Zloty, Contracts 7,900,000 Merrill Lynch, Pierce, Fenner & Smith		3.67	8/22/2019	7,900,000		45,733
Polish Zloty, Contracts 7,900,000 HSBC		3.65	9/3/2019	7,900,000		42,485
South African Rand, Contracts 7,800,000 J.P. Morgan Securities		13.40	4/15/2019	7,800,000		806
Swedish Krona Cross Currency, Contracts 6,900,000 Goldman Sachs	EUR	10.35	8/28/2019	6,900,000		95,178
					2,337,412
Total Options Purchased (cost $5,015,415)				4,290,185
Description	Annualized Yield (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .6%
U.S. Government Securities
U.S. Treasury Bills (cost $18,660,416)		2.47	6/13/2019	18,755,000	[h,i]	18,665,146
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $118,336,672)		2.46		118,336,672	[j]	118,336,672

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,570,512)	2.46	8,570,512	[j] 8,570,512
Total Investments (cost $3,244,549,677)		102.5%	3,268,818,237
Liabilities, Less Cash and Receivables		(2.5%)	(79,900,396)
Net Assets		100.0%	3,188,917,841

BADLAR—Buenos Aires Interbank Offer Rate

BBSW—Bank Bill Swap Rate

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

CAD—Canadian Dollar

CLP—Chilean Peso

EUR—Euro

GBP—British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

THB—Thai Baht

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $8,091,476 and the value of the collateral held by the fund was $8,570,512.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $656,643,601 or 20.59% of net assets.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Purchased on a forward commitment basis.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	439,026,362	-	439,026,362
Commercial Mortgage-Backed	-	159,562,450	-	159,562,450
Corporate Bonds	-	659,359,999	-	659,359,999
Foreign Government	-	1,591,428,470	-	1,591,428,470
Investment Companies	126,907,184	-	-	126,907,184
U.S. Government Agencies/Mortgage-Backed	-	120,272,435	-	120,272,435
U.S. Treasury	-	167,971,152	-	167,971,152
Other Financial Instruments:
Futures†	5,746,605	-	-	5,746,605
Forward Foreign Currency Exchange Contracts†	-	9,670,776	-	9,670,776
Options Purchased	795,000	3,495,185	-	4,290,185
Swaps†	-	40,444	-	40,444
Liabilities ($)
Other Financial Instruments:
Futures†	(9,484,394)	-	-	(9,484,394)
Forward Foreign Currency Exchange Contracts†	-	(6,484,608)	-	(6,484,608)
Option Written	-	(718,582)	-	(718,582)
Swaps†	-	(1,519,414)	-	(1,519,414)

†  Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus/Standish Global Fixed Income Fund

March 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 3 Year Bond	3,764	6/19	302,210,106[a]	303,723,108	1,513,002
Euro BTP Italian Government Bond	403	6/19	57,100,696[a]	58,528,888	1,428,192
Euro-Bobl	950	6/19	141,873,671[a]	141,882,305	8,634
Long Term French Government Future	266	6/19	47,225,694[a]	48,538,369	1,312,675
U.S. Treasury 10 Year Notes	1,381	6/19	171,332,398	171,546,094	213,696
U.S. Treasury 5 Year Notes	1,309	6/19	152,126,063	151,619,022	(507,041)
U.S. Treasury Long Bond	269	6/19	38,987,125	40,257,531	1,270,406
Futures Short
Canadian 10 Year Bond	342	6/19	34,865,223[a]	35,583,253	(718,030)
Euro 30 Year Bond	83	6/19	17,360,941[a]	17,844,552	(483,611)
Euro-Bond	1,111	6/19	203,080,911[a]	207,303,595	(4,222,684)
Euro-Schatz	10	6/19	1,253,604[a]	1,256,080	(2,476)
Japanese 10 Year Bond	77	6/19	106,068,393[a]	106,492,466	(424,073)
Long Gilt	691	6/19	114,293,643[a]	116,432,088	(2,138,445)
U.S. Treasury 2 Year Notes	371	6/19	78,697,833	79,057,781	(359,948)
U.S. Treasury Ultra Long Bond	140	6/19	23,250,112	23,520,000	(269,888)
Ultra 10 Year U.S. Treasury Notes	99	6/19	12,787,146	13,145,344	(358,198)
Gross Unrealized Appreciation				5,746,605
Gross Unrealized Depreciation				(9,484,394)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus/Standish Global Fixed Income Fund

March 31, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options:
Brazilian Real Contracts 7,800,000, UBS Securities	4.1	8/22/19	7,800,000		(177,724)
British Pound Cross Currency Contracts 7,100,000, Goldman Sachs	0.94	5/23/19	7,100,000	EUR	(12,677)
Chilean Peso Contracts 7,800,000, J.P. Morgan Securities	701	4/15/19	7,800,000		(8,907)
Colombian Peso Contracts 7,800,000, J.P. Morgan Securities	3,350	4/12/19	7,800,000		(1,927)
Indian Rupee Contracts 7,930,000, Barclays Capital	75.7	8/9/19	7,930,000		(25,247)
Mexican Peso Contracts 15,660,000, Citigroup	21.2	8/12/19	15,660,000		(130,879)
New Zealand Dollar Cross Currency Contracts 11,200,000, J.P. Morgan Securities	1.05	5/24/19	11,200,000	AUD	(103,718)
Polish Zloty Contracts 7,900,000, HSBC	3.95	9/3/19	7,900,000		(91,080)
Polish Zloty Contracts 7,900,000, Merrill Lynch, Pierce, Fenner & Smith	4	8/22/19	7,900,000		(66,865)
Russia Ruble Contracts 7,800,000, J.P. Morgan Securities	71	4/12/19	7,800,000		(2,369)
South African Rand Contracts 7,800,000, J.P. Morgan Securities	14.75	4/15/19	7,800,000		(65,094)
Swedish Krona Cross Currency Contracts 6,900,000, Goldman Sachs	10.9	8/28/19	6,900,000	EUR	(32,095)
Total Options Written (premiums received $1,217,574)					(718,582)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus/Standish Global Fixed Income Fund

March 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
United States Dollar	35,054,799	Canadian Dollar	46,890,000	4/26/19	(57,553)
United States Dollar	9,050,540	Malaysian Ringgit	36,890,000	5/17/19	24,227
United States Dollar	25,091,926	Mexican Peso	488,620,000	5/17/19	117,048
United States Dollar	6,001,456	British Pound	4,530,000	4/26/19	93,284
United States Dollar	15,626,514	South African Rand	220,980,000	5/17/19	400,952
United States Dollar	6,415,291	Australian Dollar	8,990,000	4/26/19	28,514
United States Dollar	16,183,359	Philippine Peso	849,950,000	5/17/19	73,617
Chilean Peso	1,805,180,000	United States Dollar	2,734,499	5/17/19	(81,676)
Citigroup
Indian Rupee	250,000,000	United States Dollar	3,466,060	5/17/19	118,195
United States Dollar	17,394,955	Peruvian Nuevo Sol	58,000,000	5/7/19	(50,630)
Argentine Peso	400,000,000	United States Dollar	9,903,560	4/10/19	(821,035)
United States Dollar	6,323,057	Argentine Peso	252,290,000	4/10/19	594,482
Colombian Peso	13,637,200,000	United States Dollar	4,348,111	5/17/19	(82,259)
Czech Koruna	288,600,000	United States Dollar	12,812,715	5/17/19	(254,165)
United States Dollar	6,360,477	Peruvian Nuevo Sol	21,230,000	4/29/19	(27,079)
Goldman Sachs
Australian Dollar	11,250,000	United States Dollar	8,029,125	4/26/19	(36,774)
United States Dollar	179,244,406	Euro	158,460,000	4/26/19	1,083,544
United States Dollar	8,333,057	New Zealand Dollar	12,050,000	4/26/19	122,955
HSBC
United States Dollar	145,240,443	New Zealand Dollar	212,115,000	4/26/19	718,807
Norwegian Krone	40,210,000	United States Dollar	4,716,785	4/26/19	(49,752)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
Swedish Krona	214,295,000	United States Dollar	23,409,752	4/26/19	(314,010)
Czech Koruna	404,250,000	United States Dollar	17,949,714	5/17/19	(358,606)
Euro	5,880,000	United States Dollar	6,668,904	4/26/19	(57,861)
United States Dollar	133,952,574	Euro	118,475,000	4/26/19	747,928
J.P. Morgan Securities
Brazilian Real	38,565,000	United States Dollar	10,206,566	4/2/19	(359,890)
British Pound	25,000,000	United States Dollar	33,162,875	4/26/19	(557,067)
United States Dollar	10,508,176	Russian Ruble	696,960,000	5/17/19	(34,030)
United States Dollar	55,009,350	Euro	49,040,180	4/2/19	(20,242)
Singapore Dollar	16,300,000	United States Dollar	12,083,024	5/17/19	(44,637)
United States Dollar	6,001,416	New Zealand Dollar	8,700,000	4/26/19	73,791
Euro	49,050,000	United States Dollar	55,132,053	4/26/19	16,188
United States Dollar	307,663,668	Euro	272,000,000	4/26/19	1,846,714
United States Dollar	5,655,375	Canadian Dollar	7,590,000	4/26/19	(28,198)
United States Dollar	18,978,465	South Korean Won	21,296,305,000	5/17/19	189,376
United States Dollar	23,482,793	Hungarian Forint	6,523,520,000	5/17/19	618,868
United States Dollar	34,033,561	Hong Kong Dollar	265,100,000	4/10/19	250,312
Merrill Lynch, Pierce, Fenner & Smith
Canadian Dollar	4,240,000	United States Dollar	3,161,282	4/26/19	13,731
Euro	6,690,000	United States Dollar	7,546,706	4/26/19	(24,958)
United States Dollar	4,206,008	Euro	3,740,000	4/26/19	1,025
Euro	3,744,735	United States Dollar	4,202,454	4/1/19	(723)
United States Dollar	7,847,711	Thai Baht	244,260,000	5/17/19	141,230
United States Dollar	57,865,869	British Pound	43,720,000	4/26/19	844,832
United States Dollar	5,726,722	Argentine Peso	245,390,000	4/10/19	154,820

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Merrill Lynch, Pierce, Fenner & Smith (continued)
United States Dollar	3,993,480	Japanese Yen	438,520,000	4/26/19	27,132
United States Dollar	3,152,212	Canadian Dollar	4,230,417	4/1/19	(13,682)
Morgan Stanley
Brazilian Real	38,565,000	United States Dollar	10,131,354	6/4/19	(329,532)
United States Dollar	10,172,777	Brazilian Real	38,565,000	4/2/19	326,101
United States Dollar	484,946,958	Japanese Yen	53,914,948,000	4/26/19	(2,705,700)
Taiwan Dollar	245,000,000	United States Dollar	7,979,157	5/17/19	(5,843)
UBS Securities
United States Dollar	104,666,637	Canadian Dollar	140,000,000	4/26/19	(168,706)
United States Dollar	179,198,344	Euro	158,455,000	4/26/19	1,043,103
Gross Unrealized Appreciation					9,670,776
Gross Unrealized Depreciation					(6,484,608)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus/Standish Global Fixed Income Fund

March 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
6 Month Budapest Interbank Offered Rate	HUF Fixed at 2.465	1/14/29	17,809,433	(881,673)
6 Month Budapest Interbank Offered Rate	HUF Fixed at 2.3207	2/18/29	16,954,929	(562,033)
Gross Unrealized Depreciation				(1,443,706)

HUF—Hungarian Forint

See notes to financial statements.

OTC Credit Default Swaps

Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Purchased Contracts:[1]
Citigroup
Turkish Government International Bond Paid Fixed Rate of 1.00 3 Month	6/20/24	2,850,000	402,187	360,951	40,444
Gross Unrealized Appreciation				40,444

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1]
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	3,620,000	15,774	49,364	(34,596)
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	2,740,000	11,939	36,225	(25,047)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1] (continued)
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	1,700,000	7,408	23,001	(16,065)
Gross Unrealized Depreciation				(75,708)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in

NOTES

certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

NOTES

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

NOTES

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at March 31, 2019 are set forth in the Statement of Swap Agreements.

At March 31, 2019, accumulated net unrealized appreciation on investments was $24,268,560, consisting of $63,230,319 gross unrealized appreciation and $38,961,759 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.